Leases - Rent Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Leases 1 [Abstract]
Annual lease expense	$ 17,016	$ 8,654	$ 4,459
Contingent rent	2,857	1,075	0
Rent expense	$ 19,873	$ 9,729	$ 4,459